Organization (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, (“CBPO”)	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. (“WFOE”)	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. (“Taiying”)	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. (“Central BPO”)	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. (“JTTC”)	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. (“HTCC”)	April 20, 2010	PRC	100% (4)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. (“SCBI”)	August 9, 2012	PRC	100% (5)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company (“STTCB”)	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. (“JCBI”)	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. (“ATIT”)	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. (“JTIS”)	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. (“NTEB”)	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Jiangxi Taiying Technology Co., Ltd. (“JXTT”)	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China

Xinjiang Taiying Technology Co., Ltd (“XTTC”)	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China

Beijing Taiying Technology Co., Ltd. (“BTTC”)	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North China

Zaozhuang Shenggu E-commerce Co., Ltd. (“ZSEC”)	June 16, 2016	PRC	100% (3)	E-commerce service provider for the Company

Baoding Taiying Information Technology Service Co., Ltd. (“BTIT”)	June 16, 2017	PRC	100% (2)	BPO service provider principally serves Hebei Province, China

Sichuan Taiying Technology Co., Ltd. (“STTC”)	November 8, 2017	PRC	100% (2)	BPO service provider principally serves Sichuan Province, China

Guangxi Taiying Information Technology Co., Ltd. (“GTTC”)	March 28, 2018	PRC	100% (2)	BPO service provider principally serves Guangxi Zhuang Autonomous Region, China

Guangdong Taiying Technology Co., Ltd. (“GDTT”)	September 6, 2018	PRC	100% (2)	BPO service provider principally serves Guangdong Province

Shandong Taiying Technology Wuhan Branch Company (“STTWB”)	November 8, 2018	PRC	100% (2)	BPO service provider principally serves Hubei Province

Yangzhou Taiying Information Technology Co., Ltd. (“YTIT”)	July 8, 2019	PRC	100% (2)	BPO service provider principally serves Jiangshu Province

Ganjiang New District Taiying Information Services Co., Ltd. (“GNDT”)	July 25, 2019	PRC	100% (2)	BPO service provider principally serves Jiangxi Province

Shandong Taiying Technology Hefei Branch Company (“STTHB”)	November 28, 2019	PRC	100% (2)	BPO service provider principally serves Anhui Province

Shandong Taiying Technology Jiangxi Branch Company (“STTJB”)	December 6, 2019	PRC	100% (2)	BPO service provider principally serves Jiangxi Province

Shandong Taiying Technology Guangdong Branch Company (“STTGB”)	January 22, 2020	PRC	100% (2)	BPO service provider principally serves Guangdong Province

Zaozhuang Taiying Technology Co., Ltd. (“ZTTC”)	March 19, 2020	PRC	100% (2)	BPO service provider principally serves Hebei Province

Tianjin Taiying Zhongbao Network Technology Co., Ltd. (“TTZN”)	May 18, 2020	PRC	100% (2)	BPO service provider principally serves North China

Shandong Taiying Technology Shanghai Branch Company (“STTSH”)	September 30, 2020	PRC	100% (2)	BPO service provider principally serves City of Shanghai

Weifang Taiying Information Technology Co., Ltd. (“WFIT”)	October 29, 2020	PRC	100% (2)	BPO service provider principally serves Shandong Province

Suzhou Taiying Technology Co., Ltd. (“SZTT”)	November 18, 2020	PRC	100% (2)	BPO service provider principally serves Jiangxi Province

Fuzhou Taiying Technology Co., Ltd. (“FZTT”)	November 26, 2020	PRC	100% (2)	BPO service provider principally serves Anhui Province

Chengdu Taiying Technology Co., Ltd., (“CDTT”)	December 18, 2020	PRC	100% (2)	BPO service provider principally serves Sichuan Province

Hainan Taiying Technology Co., Ltd. (“HNTT”)	December 18, 2020	PRC	100% (2)	BPO service provider principally serves Hainan Province

(1) VIE effectively controlled by WFOE through a series of contractual agreements

(2) Wholly-owned subsidiaries of Taiying

(3) Wholly-owned subsidiary of BTTC

(4) 49% owned by Beijing Jiate Information Technology Co., Ltd. (“Jiate”) prior to November 8, 2020 and wholly-owned by the Company following the acquisition of the 49% equity interest from Jiate effective November 8, 2020. See Note 3.

(5) Wholly-owned subsidiary of Central BPO

Summary of balance sheet
	December 31, 2020			December 31, 2019
	Held by CCRC	Held by CBPO	Held by WFOE	Held by CCRC	Held by CBPO	Held by WFOE

Assets
Cash and cash equivalents	$38,581	$17,092	$4,838,608	$119,778	$17,125	$4,793,416
Other receivables	-	-	-	24,000	-	-
Prepayments	79,698	-	-	22,740	-	-
Income taxes recoverable	-	-	-	-	-	46,579
Long term investment	-	5,000,000	-	-	5,000,000	-
Property and equipment, net	-	-	-	-	-	-

Liabilities
Other payables	$-	$52,000	$1,123	$-	$52,000	$2,017
Wages payable	-	-	-	100,000	-	-

	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$38,775,257	$20,398,167
Accounts receivable	63,493,891	42,606,485
Prepayments	2,273,290	2,373,906
Prepayments, related parties	359,142	90,429
Due from related party, current	470,076	-
Income taxes recoverable	104,721	665,880
Other current assets	4,420,220	3,384,704
Total current assets of VIE and its subsidiaries	109,896,597	69,519,571
Equity investments	3,678,171	3,446,346
Property and equipment, net	12,543,156	10,115,782
Operating lease right-of-use assets	12,265,679	9,827,114
Operating lease right-of-use asset, related party	341,078	172,121
Due from related party, non-current	-	215,307
Deferred tax assets	259,200	242,863
Total non-current assets of VIE and its subsidiaries	29,087,284	24,019,533
Total assets of VIE and its subsidiaries	$138,983,881	$93,539,104

LIABILITIES
Accounts payable	$4,315,457	$2,602,972
Accounts payable - related parties	260,790	149,658
Accrued liabilities and other payables	10,135,085	4,587,875
Operating lease liabilities – current	5,678,812	3,797,069
Operating lease liability – related party, current	165,734	163,995
Deferred revenue	1,196,659	456,331
Wages payable	15,663,312	10,372,596
Income taxes payable	974,510	452,961
Short term loans	1,531,933	4,306,138
Total current liabilities of VIE and its subsidiaries	39,922,292	26,889,595
Operating lease liabilities, non-current	7,461,337	6,068,702
Operating lease liability – related party, non-current	175,002	-
Total non-current liabilities of VIE and its subsidiaries	7,636,339	6,068,702
Total liabilities of VIE and its subsidiaries	$47,558,631	$32,958,297